Cover	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001789470
Document Type	N-CSR
Entity Registrant Name	StepStone Private Markets
Document Period End Date	Mar. 31, 2025
Amendment Flag	false